Related Party Balances and Transactions (Details) In Thousands, unless otherwise specified						12 Months Ended					12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Affiliate CNY	Dec. 31, 2010 Affiliate CNY	Dec. 31, 2011 Affiliate Subsidiaries CNY	Dec. 31, 2010 Affiliate Subsidiaries CNY	Dec. 31, 2009 Affiliate Subsidiaries CNY	Dec. 31, 2011 Noncontrolling shareholders CNY	Dec. 31, 2010 Noncontrolling shareholders CNY	Dec. 31, 2011 Shareholder subsidiary	Oct. 31, 2011 Sincere Fame	Dec. 31, 2011 Sincere Fame USD ($)	Oct. 31, 2011 Sincere Fame Maximum USD ($)	Oct. 31, 2011 Sincere Fame Maximum CNY	Dec. 31, 2011 Subsidiary of Sincere Fame CNY	Dec. 31, 2010 Subsidiary of Sincere Fame CNY	Dec. 31, 2010 Mr. Lin CNY
Related Party Balances and Transactions
Amounts due from related parties	$ 58,094	365,636	40,000	353,136	20,000				12,500	20,000							20,000	20,000
Amounts due to related parties	3,226	20,305	37,800						20,305	37,800								30,000
Amount of loan agreed to be granted by Group														50,000	315,000
Validity period of facility (in years)												2 years
Principal receivable																351,860
Interest receivable		33,549	13,673													1,276
Interest rate (as a percent)																7.30%
Repayment period (in years)																1 year
Amount advanced by related party to shareholder of the company													2,000
Interest rate per day (as a percent)													0.02%
Number of subsidiaries acquired in 2009, from whose shareholders refund is receivable on failure to meet performance target pursuant to acquisition agreements											2
Number of subsidiaries acquired in 2010, from whose shareholders refund is receivable on failure to meet performance target pursuant to acquisition agreements											1
Commitment period to inject working capital to Datong (in years)																		2 years
Service charges paid								807
Service charges charged						5,000
Interest income for funds used						1,276